FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Trade and other receivables [abstract]
Current trade receivables	$ 3,247,020	$ 3,002,432
Non-current trade receivables	0	4,511	[1]
Allowances for doubtful accounts	(132,521)	0		$ (36,304)
Revenues	34,062,670	19,953,266	[1]	14,645,510	[1],[2]
Trade receivables	3,114,499	3,006,943
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and other receivables [abstract]
Revenues	3,222,608	1,916,408		1,166,861
Trade receivables	375,580	309,208
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [abstract]
Revenues	2,393,722	1,408,811		702,375
Trade receivables	279,663	226,138
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and other receivables [abstract]
Revenues	1,931,580	1,012,029		524,030
Trade receivables	239,730	172,665
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [abstract]
Revenues	1,337,714	889,716		651,592
Trade receivables	183,249	232,175
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [abstract]
Revenues	439,556	44,683		43,034
Trade receivables	91,684	1,302
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [abstract]
Revenues	534,462	310,222		156,503
Trade receivables	56,928	46,319
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and other receivables [abstract]
Revenues	5,267,302	3,683,956		3,565,562
Trade receivables	708,797	520,645
Liquids Production and Commercialization [Member] | Petredec [Member]
Trade and other receivables [abstract]
Revenues	858,846	1,377,647		0
Trade receivables	0	433,916
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [abstract]
Revenues	1,102,307	571,260		931,432
Trade receivables	0	0
Liquids Production and Commercialization [Member] | Shell Trading (US) Company [Member]
Trade and other receivables [abstract]
Revenues	89,868	1,425,123		0
Trade receivables	0	276,932
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and other receivables [abstract]
Revenues	1,743,806	0		0
Trade receivables	137,413	0
Liquids Production and Commercialization [Member] | Petroleo Brasileiro [Member]
Trade and other receivables [abstract]
Revenues	0	0		546,476
Trade receivables	0	0
Liquids Production and Commercialization [Member] | Braskem Netherlands B.V. [Member]
Trade and other receivables [abstract]
Revenues	0	0		$ 42,611
Trade receivables	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.